BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]
Rand/USD
Year-end rate:	R14.5241(2020 R16.8916)
Year average rate:	R15.0043 (2020 R16.0676)

CAD/USD
Year-end rate:	C$1.2617 (2020 C$1.3042)
Year average rate:	C$1.2688 (2020 C$1.3458)

Disclosure of detailed information of property plant and equipment [Table Text Block]
Vehicles	3-5 years
Computer Equipment and software	3-5 years
Furniture and Fixtures	5-10 years